LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112

December 30, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549
Attention:  Deborah Skeens, Mark Cowan and Patrick Scott

Re:	Lazard Retirement Series, Inc. (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-08071; 333-22309)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:

(1)
the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 65 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 65 to the Fund's Registration Statement on Form N-1A was filed electronically on December 24, 2014.

LAZARD RETIREMENT SERIES, INC.

By:           /s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary